Leases (Details Narrative)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Leases
Discount rate	10.30%		10.20%
Remaining lease term	6 years 10 months 24 days	7 years 1 month 6 days